Related Party Disclosures - Significant Transactions with Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of engines and materials	$ 65,635	¥ 439,106	¥ 412,591	¥ 219,724
Purchase of material, supplies and engines	178,222	1,192,322	914,211	308,610
SHC (including its subsidiaries and affiliates) [member]
Disclosure of transactions between related parties [line items]
Sales of engines and materials	60,750	406,422	455,061	447,509
Purchase of material, supplies and engines	237,610	1,589,638	1,221,421	1,028,358
Hospitality, restaurant, consultancy and other service income	3,590	24,015	25,728	13,634
Rental income	581	3,886	4,483	5,454
Property management service expenses	3,968	26,547	22,212
Leasing expenses	3,842	25,705	8,676	4,715
General and administrative expenses	3,230	21,607	20,215	14,309
Delivery, storage, distribution and handling expenses	34,109	228,195	210,406	193,258
Purchases of vehicles and machineries	918	6,144	52,443
Purchases of additional shareholding in a subsidiary			1,335
Disposal of shareholding in an associate			1,833
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Purchase of service			2,543	2,121
Hospitality, restaurant, consultancy and other service income	517	3,456	14,241
Rental income	290	1,937
Associates [member]
Disclosure of transactions between related parties [line items]
Property management service expenses				20,976
Hong Leong Asia Limited [member]
Disclosure of transactions between related parties [line items]
General and administrative expenses	$ 992	¥ 6,639	¥ 6,913	¥ 6,887